Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	1290 FUNDS
Entity Central Index Key	0001605941
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	1290 AVANTIS® U.S. LARGE CAP GROWTH FUND
Class Name	CLASS A
Trading Symbol	TNRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 Avantis ® U.S. Large Cap Growth Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.90%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%
Net Assets	$ 168,766,417
Holdings Count | Holding	190
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of April 30, 2025)
Net Assets	$168,766,417
Number of Portfolio Holdings	190
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	42.1%

Consumer Discretionary	16.3%

Communication Services	12.7%

Financials	7.6%

Industrials	7.4%

Health Care	6.5%

Consumer Staples	3.7%

Energy	2.2%

Materials	0.6%

Utilities	0.6%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	0.2%

Top Ten Holdings (as a % of Net Assets)

Apple, Inc.	10.7%

Microsoft Corp.	9.4%

NVIDIA Corp.	8.1%

Amazon.com, Inc.	6.2%

Meta Platforms, Inc., Class A	5.1%

Alphabet, Inc., Class A	3.2%

Broadcom, Inc.	3.0%

Alphabet, Inc., Class C	2.7%

Mastercard, Inc., Class A	1.8%

Netflix, Inc.	1.6%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Apple, Inc.	10.7%

Microsoft Corp.	9.4%

NVIDIA Corp.	8.1%

Amazon.com, Inc.	6.2%

Meta Platforms, Inc., Class A	5.1%

Alphabet, Inc., Class A	3.2%

Broadcom, Inc.	3.0%

Alphabet, Inc., Class C	2.7%

Mastercard, Inc., Class A	1.8%

Netflix, Inc.	1.6%

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS I
Shareholder Report [Line Items]
Fund Name	1290 AVANTIS® U.S. LARGE CAP GROWTH FUND
Class Name	CLASS I
Trading Symbol	TNXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 Avantis ® U.S. Large Cap Growth Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
Net Assets	$ 168,766,417
Holdings Count | Holding	190
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of April 30, 2025)
Net Assets	$168,766,417
Number of Portfolio Holdings	190
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	42.1%

Consumer Discretionary	16.3%

Communication Services	12.7%

Financials	7.6%

Industrials	7.4%

Health Care	6.5%

Consumer Staples	3.7%

Energy	2.2%

Materials	0.6%

Utilities	0.6%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	0.2%

Top Ten Holdings (as a % of Net Assets)

Apple, Inc.	10.7%

Microsoft Corp.	9.4%

NVIDIA Corp.	8.1%

Amazon.com, Inc.	6.2%

Meta Platforms, Inc., Class A	5.1%

Alphabet, Inc., Class A	3.2%

Broadcom, Inc.	3.0%

Alphabet, Inc., Class C	2.7%

Mastercard, Inc., Class A	1.8%

Netflix, Inc.	1.6%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Apple, Inc.	10.7%

Microsoft Corp.	9.4%

NVIDIA Corp.	8.1%

Amazon.com, Inc.	6.2%

Meta Platforms, Inc., Class A	5.1%

Alphabet, Inc., Class A	3.2%

Broadcom, Inc.	3.0%

Alphabet, Inc., Class C	2.7%

Mastercard, Inc., Class A	1.8%

Netflix, Inc.	1.6%

1290 DIVERSIFIED BOND FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	1290 DIVERSIFIED BOND FUND
Class Name	CLASS A
Trading Symbol	TNUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 Diversified Bond Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 608,794,040
Holdings Count | Holding	109
Investment Company, Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of April 30, 2025)
Net Assets	$608,794,040
Number of Portfolio Holdings	109
Portfolio Turnover Rate	75%

Holdings [Text Block]	What did the Fund invest in? (as of April 30, 2025) Sector Weightings (as a % of Net Assets)
1290 DIVERSIFIED BOND FUND - CLASS I
Shareholder Report [Line Items]
Fund Name	1290 DIVERSIFIED BOND FUND
Class Name	CLASS I
Trading Symbol	TNUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 Diversified Bond Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 608,794,040
Holdings Count | Holding	109
Investment Company, Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of April 30, 2025)
Net Assets	$608,794,040
Number of Portfolio Holdings	109
Portfolio Turnover Rate	75%

Holdings [Text Block]	What did the Fund invest in? (as of April 30, 2025) Sector Weightings (as a % of Net Assets)
1290 DIVERSIFIED BOND FUND - CLASS R
Shareholder Report [Line Items]
Fund Name	1290 DIVERSIFIED BOND FUND
Class Name	CLASS R
Trading Symbol	TNURX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 Diversified Bond Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
Net Assets	$ 608,794,040
Holdings Count | Holding	109
Investment Company, Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of April 30, 2025)
Net Assets	$608,794,040
Number of Portfolio Holdings	109
Portfolio Turnover Rate	75%

Holdings [Text Block]	What did the Fund invest in? (as of April 30, 2025) Sector Weighti ng s (as a % of Net Assets)
1290 ESSEX SMALL CAP GROWTH FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	1290 ESSEX SMALL CAP GROWTH FUND
Class Name	CLASS A
Trading Symbol	ESCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 Essex Small Cap Growth Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.13%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.13%
Net Assets	$ 63,742,994
Holdings Count | Holding	103
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of April 30, 2025)
Net Assets	$63,742,994
Number of Portfolio Holdings	103
Portfolio Turnover Rate	20%

Holdings [Text Block]
What did th
e
F
un
d invest in?
(as of April 30, 2025)

Sector Weight ing s (as a % of Net Assets)

Industrials	31.3%

Health Care	23.6%

Information Technology	23.4%

Financials	7.4%

Consumer Discretionary	6.0%

Energy	1.8%

Consumer Staples	1.5%

Communication Services	1.2%

Materials	0.2%

Exchange Traded Fund	1.1%

Short-Term Investments	3.5%

Cash and Other Assets Less Liabilities	-1.0%

Market Ca p italiz ation (as a % of Net Assets)

1290 ESSEX SMALL CAP GROWTH FUND - CLASS I [Member]
Shareholder Report [Line Items]
Fund Name	1290 ESSEX SMALL CAP GROWTH FUND
Class Name	CLASS I
Trading Symbol	ESCJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 Essex Small Cap Growth Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.88%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.88%
Net Assets	$ 63,742,994
Holdings Count | Holding	103
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of April 30, 2025)
Net Assets	$63,742,994
Number of Portfolio Holdings	103
Portfolio Turnover Rate	20%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	31.3%

Health Care	23.6%

Information Technology	23.4%

Financials	7.4%

Consumer Discretionary	6.0%

Energy	1.8%

Consumer Staples	1.5%

Communication Services	1.2%

Materials	0.2%

Exchange Traded Fund	1.1%

Short-Term Investments	3.5%

Cash and Other Assets Less Liabilities	-1.0%

Market Capitalization (as a % of Net Assets)

1290 ESSEX SMALL CAP GROWTH FUND CLASS R
Shareholder Report [Line Items]
Fund Name	1290 ESSEX SMALL CAP GROWTH FUND
Class Name	CLASS R
Trading Symbol	ESCKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 Essex Small Cap Growth Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$67	1.38%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.38%
Net Assets	$ 63,742,994
Holdings Count | Holding	103
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of April 30, 2025)
Net Assets	$63,742,994
Number of Portfolio Holdings	103
Portfolio Turnover Rate	20%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	31.3%

Health Care	23.6%

Information Technology	23.4%

Financials	7.4%

Consumer Discretionary	6.0%

Energy	1.8%

Consumer Staples	1.5%

Communication Services	1.2%

Materials	0.2%

Exchange Traded Fund	1.1%

Short-Term Investments	3.5%

Cash and Other Assets Less Liabilities	-1.0%

Market Capitalization (as a % of Net Assets)

1290 GAMCO SMALL/MID CAP VALUE FUND CLASS A
Shareholder Report [Line Items]
Fund Name	1290 GAMCO SMALL/MID CAP VALUE FUND
Class Name	CLASS A
Trading Symbol	TNVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 GAMCO Small/Mid Cap Value Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.20%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.20%
Net Assets	$ 144,471,594
Holdings Count | Holding	180
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of April 30, 2025)
Net Assets	$144,471,594
Number of Portfolio Holdings	180
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	33.8%

Communication Services	19.4%

Consumer Discretionary	14.6%

Consumer Staples	8.3%

Materials	6.8%

Utilities	5.6%

Health Care	2.4%

Financials	2.3%

Information Technology	2.2%

Energy	1.0%

Real Estate	0.6%

Short-Term Investments	5.9%
Cash and Other Assets Less Liabilities	-2.9%

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	2.8%

Mueller Industries, Inc.	2.6%

National Fuel Gas Co.	2.2%

Crane Co.	2.1%

Madison Square Garden Sports Corp.	2.0%

Paramount Global, Class A	2.0%

Sinclair, Inc.	1.7%

Astec Industries, Inc.	1.7%

Iveco Group NV	1.6%

AZZ, Inc.	1.6%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	2.8%

Mueller Industries, Inc.	2.6%

National Fuel Gas Co.	2.2%

Crane Co.	2.1%

Madison Square Garden Sports Corp.	2.0%

Paramount Global, Class A	2.0%

Sinclair, Inc.	1.7%

Astec Industries, Inc.	1.7%

Iveco Group NV	1.6%

AZZ, Inc.	1.6%

1290 GAMCO SMALL/MID CAP VALUE FUND CLASS I
Shareholder Report [Line Items]
Fund Name	1290 GAMCO SMALL/MID CAP VALUE FUND
Class Name	CLASS I
Trading Symbol	TNVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 GAMCO Small/Mid Cap Value Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.95%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.95%
Net Assets	$ 144,471,594
Holdings Count | Holding	180
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of April 30, 2025)
Net Assets	$144,471,594
Number of Portfolio Holdings	180
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	33.8%

Communication Services	19.4%

Consumer Discretionary	14.6%

Consumer Staples	8.3%

Materials	6.8%

Utilities	5.6%

Health Care	2.4%

Financials	2.3%

Information Technology	2.2%

Energy	1.0%

Real Estate	0.6%

Short-Term Investments	5.9%

Cash and Other Assets Less Liabilities	-2.9%

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	2.8%

Mueller Industries, Inc.	2.6%

National Fuel Gas Co.	2.2%

Crane Co.	2.1%

Madison Square Garden Sports Corp.	2.0%

Paramount Global, Class A	2.0%

Sinclair, Inc.	1.7%

Astec Industries, Inc.	1.7%

Iveco Group NV	1.6%

AZZ, Inc.	1.6%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	2.8%

Mueller Industries, Inc.	2.6%

National Fuel Gas Co.	2.2%

Crane Co.	2.1%

Madison Square Garden Sports Corp.	2.0%

Paramount Global, Class A	2.0%

Sinclair, Inc.	1.7%

Astec Industries, Inc.	1.7%

Iveco Group NV	1.6%

AZZ, Inc.	1.6%

1290 GAMCO SMALL/MID CAP VALUE FUND CLASS R
Shareholder Report [Line Items]
Fund Name	1290 GAMCO SMALL/MID CAP VALUE FUND
Class Name	CLASS R
Trading Symbol	TNVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 GAMCO Small/Mid Cap Value Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$68	1.45%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.45%
Net Assets	$ 144,471,594
Holdings Count | Holding	180
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of April 30, 2025)
Net Assets	$144,471,594
Number of Portfolio Holdings	180
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	33.8%

Communication Services	19.4%

Consumer Discretionary	14.6%

Consumer Staples	8.3%

Materials	6.8%

Utilities	5.6%

Health Care	2.4%

Financials	2.3%

Information Technology	2.2%

Energy	1.0%

Real Estate	0.6%

Short-Term Investments	5.9%

Cash and Other Assets Less Liabilities	-2.9%

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	2.8%

Mueller Industries, Inc.	2.6%

National Fuel Gas Co.	2.2%

Crane Co.	2.1%

Madison Square Garden Sports Corp.	2.0%

Paramount Global, Class A	2.0%

Sinclair, Inc.	1.7%

Astec Industries, Inc.	1.7%

Iveco Group NV	1.6%

AZZ, Inc.	1.6%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	2.8%

Mueller Industries, Inc.	2.6%

National Fuel Gas Co.	2.2%

Crane Co.	2.1%

Madison Square Garden Sports Corp.	2.0%

Paramount Global, Class A	2.0%

Sinclair, Inc.	1.7%

Astec Industries, Inc.	1.7%

Iveco Group NV	1.6%

AZZ, Inc.	1.6%

1290 HIGH YIELD BOND FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	1290 HIGH YIELD BOND FUND
Class Name	CLASS A
Trading Symbol	TNHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 High Yield Bond Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
Net Assets	$ 79,398,837
Holdings Count | Holding	277
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of April 30, 2025)
Net Assets	$79,398,837
Number of Portfolio Holdings	277
Portfolio Turnover Rate	17%

Holdings [Text Block]	What did the Fund invest in? (as of April 30, 2025) Credit Quality Ratings (as a % of Net Assets)
1290 HIGH YIELD BOND FUND - CLASS I
Shareholder Report [Line Items]
Fund Name	1290 HIGH YIELD BOND FUND
Class Name	CLASS I
Trading Symbol	TNHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 High Yield Bond Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.75%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Net Assets	$ 79,398,837
Holdings Count | Holding	277
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of April 30, 2025)
Net Assets	$79,398,837
Number of Portfolio Holdings	277
Portfolio Turnover Rate	17%

Holdings [Text Block]	What did the Fund invest in? (as of April 30, 2025) Credit Quality Ratings (as a % of Net Assets)
1290 HIGH YIELD BOND FUND - CLASS R
Shareholder Report [Line Items]
Fund Name	1290 HIGH YIELD BOND FUND
Class Name	CLASS R
Trading Symbol	TNHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 High Yield Bond Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$62	1.25%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.25%
Net Assets	$ 79,398,837
Holdings Count | Holding	277
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of April 30, 2025)
Net Assets	$79,398,837
Number of Portfolio Holdings	277
Portfolio Turnover Rate	17%

Holdings [Text Block]	What did the Fund invest in? (as of April 30, 2025) Credit Quality Ratings (as a % of Net Assets)
1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND
Class Name	CLASS A
Trading Symbol	TNXAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 Loomis Sayles Multi-Asset Income Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.05%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%
Net Assets	$ 77,754,631
Holdings Count | Holding	622
Investment Company, Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of April 30, 2025)
Net Assets	$77,754,631
Number of Portfolio Holdings	622
Portfolio Turnover Rate	111%

Holdings [Text Block]	What did the Fund invest in? (as of April 30, 2025) Asset Allocation (as a % of Net Assets)
1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND CLASS I
Shareholder Report [Line Items]
Fund Name	1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND
Class Name	CLASS I
Trading Symbol	TNVDX
Annual or Semi-Annual Statement [Text Block]	T his semi-annual shareholder report contains important information about the 1290 Loomis Sayles Multi-Asset Income Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Net Assets	$ 77,754,631
Holdings Count | Holding	622
Investment Company, Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of April 30, 2025)
Net Assets	$77,754,631
Number of Portfolio Holdings	622
Portfolio Turnover Rate	111%

Holdings [Text Block]	What did the Fund invest in? (as of April 30, 2025) Asset Allocation (as a % of Net Assets)
1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND CLASS R
Shareholder Report [Line Items]
Fund Name	1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND
Class Name	CLASS R
Trading Symbol	TNYRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 Loomis Sayles Multi-Asset Income Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$65	1.30%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.30%
Net Assets	$ 77,754,631
Holdings Count | Holding	622
Investment Company, Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of April 30, 2025)
Net Assets	$77,754,631
Number of Portfolio Holdings	622
Portfolio Turnover Rate	111%

Holdings [Text Block]	What did the Fund invest in? (as of April 30, 2025) Asset Allocation (as a % of Net Assets)
1290 MULTI-ALTERNATIVE STRATEGIES FUND CLASS A
Shareholder Report [Line Items]
Fund Name	1290 MULTI-ALTERNATIVE STRATEGIES FUND
Class Name	CLASS A
Trading Symbol	TNMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 Multi-Alternative Strategies Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.10%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%
Net Assets	$ 19,564,023
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of April 30, 2025)
Net Assets	$19,564,023
Number of Portfolio Holdings	11
Portfolio Turnover Rate	14%

Holdings [Text Block]	What did the Fund invest in? (as of April 30, 2025) Alternative Category and Strategy Allocation (as a % of Net Assets)
1290 MULTI-ALTERNATIVE STRATEGIES FUND CLASS I
Shareholder Report [Line Items]
Fund Name	1290 MULTI-ALTERNATIVE STRATEGIES FUND
Class Name	CLASS I
Trading Symbol	TNMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 Multi-Alternative Strategies Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Net Assets	$ 19,564,023
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of April 30, 2025)
Net Assets	$19,564,023
Number of Portfolio Holdings	11
Portfolio Turnover Rate	14%

Holdings [Text Block]	What did the Fund invest in? (as of April 30, 2025) Alternative Category and Strategy Allocation (as a % of Net Assets)
1290 MULTI-ALTERNATIVE STRATEGIES FUND CLASS R
Shareholder Report [Line Items]
Fund Name	1290 MULTI-ALTERNATIVE STRATEGIES FUND
Class Name	CLASS R
Trading Symbol	TNMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 Multi-Alternative Strategies Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$67	1.35%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.35%
Net Assets	$ 19,564,023
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of April 30, 2025)
Net Assets	$19,564,023
Number of Portfolio Holdings	11
Portfolio Turnover Rate	14%

Holdings [Text Block]	What did the Fund invest in? (as of April 30, 2025) Alternative Category and Strategy Allocation (as a % of Net Assets)
1290 RETIREMENT 2020 FUND - CLASS I
Shareholder Report [Line Items]
Fund Name	1290 RETIREMENT 2020 FUND
Class Name	CLASS I
Trading Symbol	TNIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 Retirement 2020 Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28	0.56%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
Material Change Date	Nov. 01, 2024
Net Assets	$ 1,252,061
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of April 30, 2025)
Net Assets	$1,252,061
Number of Portfolio Holdings	17
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)

Security Type & Asset Class (as a % of Net Assets)
Exchange Traded Funds		99.7%
Fixed Income	57.7%
Equity	42.0%
Cash and Other Assets Less Liabilities		0.3%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of material Fund changes since November 1, 2024. For more information contact 1-888-310-0416.
At a meeting held on March 18-19, 2025, the Trust’s Board of Trustees (the “Board”), upon the recommendation of Equitable Investment Management, LLC, the Trust’s investment adviser, approved a Plan of Liquidation and Termination (the “Plan”) pursuant to which the Fund would liquidate and terminate on or about May 30, 2025 (the “Liquidation Date”). Pursuant to the Plan, the Fund sold its portfolio securities for cash and converted any other assets to cash or cash equivalents to pay any liabilities by the Liquidation Date. On the Liquidation Date, the Fund made a liquidating distribution to each remaining shareholder equal to the shareholder’s proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund’s shares held by each shareholder. The Fund terminated upon completion of the distribution.

Updated Prospectus Phone Number	1-888-310-0416
1290 RETIREMENT 2025 FUND - CLASS I
Shareholder Report [Line Items]
Fund Name	1290 RETIREMENT 2025 FUND
Class Name	CLASS I
Trading Symbol	TNJIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 Retirement 2025 Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Material Change Date	Nov. 01, 2024
Net Assets	$ 142,368
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of April 30, 2025)
Net Assets	$142,368
Number of Portfolio Holdings	17
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds		102.4%
Equity	53.3%
Fixed Income	49.1%

Cash and Other Assets Less Liabilities		-2.4%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of material Fund changes since November 1, 2024. For more information contact
1-888-310-0416.
At a meeting held on March
18-19,
2025, the Trust’s Board of Trustees (the “Board”), upon the recommendation of Equitable Investment Management, LLC, the Trust’s investment adviser, approved a Plan of Liquidation and Termination (the “Plan”) pursuant to which the Fund would liquidate and terminate on or about May 30, 2025 (the “Liquidation Date”). Pursuant to the Plan, the Fund sold its portfolio securities for cash and converted any other assets to cash or cash equivalents to pay any liabilities by the Liquidation Date. On the Liquidation Date, the Fund made a liquidating distribution to each remaining shareholder equal to the shareholder’s proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund’s shares held by each shareholder. The Fund terminated upon completion of the distribution.

Updated Prospectus Phone Number	1-888-310-0416
1290 RETIREMENT 2030 FUND - CLASS I
Shareholder Report [Line Items]
Fund Name	1290 RETIREMENT 2030 FUND
Class Name	CLASS I
Trading Symbol	TNKIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 Retirement 2030 Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Material Change Date	Nov. 01, 2024
Net Assets	$ 1,646,329
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of April 30, 2025)
Net Assets	$1,646,329
Number of Portfolio Holdings	17
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds		99.1%
Equity	61.3%
Fixed Income	37.8%

Cash and Other Assets Less Liabilities		0.9%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of material Fund changes since November 1, 2024. For more information contact 1-888-310-0416.
At a meeting held on March 18-19, 2025, the Trust’s Board of Trustees (the “Board”), upon the recommendation of Equitable Investment Management, LLC, the Trust’s investment adviser, approved a Plan of Liquidation and Termination (the “Plan”) pursuant to which the Fund would liquidate and terminate on or about May 30, 2025 (the “Liquidation Date”). Pursuant to the Plan, the Fund sold its portfolio securities for cash and converted any other assets to cash or cash equivalents to pay any liabilities by the Liquidation Date. On the Liquidation Date, the Fund made a liquidating distribution to each remaining shareholder equal to the shareholder’s proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund’s shares held by each shareholder. The Fund terminated upon completion of the distribution.

Updated Prospectus Phone Number	1-888-310-0416
1290 RETIREMENT 2035 FUND - CLASS I
Shareholder Report [Line Items]
Fund Name	1290 RETIREMENT 2035 FUND
Class Name	CLASS I
Trading Symbol	TNLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 Retirement 2035 Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.54%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
Material Change Date	Nov. 01, 2024
Net Assets	$ 1,750,887
Holdings Count | Holding	14
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of April 30, 2025)
Net Assets	$1,750,887
Number of Portfolio Holdings	14
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds		98.2%
Equity	69.6%
Fixed Income	28.6%

Cash and Other Assets Less Liabilities		1.8%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of material Fund changes since November 1, 2024. For more information contact
1-888-310-0416.
At a meeting held on March
18-19,
2025, the Trust’s Board of Trustees (the “Board”), upon the recommendation of Equitable Investment Management, LLC, the Trust’s investment adviser, approved a Plan of Liquidation and Termination (the “Plan”) pursuant to which the Fund would liquidate and terminate on or about May 30, 2025 (the “Liquidation Date”). Pursuant to the Plan, the Fund sold its portfolio securities for cash and converted any other assets to cash or cash equivalents to pay any liabilities by the Liquidation Date. On the Liquidation Date, the Fund made a liquidating distribution to each remaining shareholder equal to the shareholder’s proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund’s shares held by each shareholder. The Fund terminated upon completion of the distribution.

Updated Prospectus Phone Number	1-888-310-0416
1290 RETIREMENT 2040 FUND - CLASS I
Shareholder Report [Line Items]
Fund Name	1290 RETIREMENT 2040 FUND
Class Name	CLASS I
Trading Symbol	TNNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 Retirement 2040 Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.54%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
Material Change Date	Nov. 01, 2024
Net Assets	$ 3,566,856
Holdings Count | Holding	14
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of April 30, 2025)
Net Assets	$3,566,856
Number of Portfolio Holdings	14
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds		98.6%
Equity	74.6%
Fixed Income	24.0%

Cash and Other Assets Less Liabilities		1.4%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of material Fund changes since November 1, 2024. For more information contact
1-888-310-0416.
At a meeting held on March
18-19,
2025, the Trust’s Board of Trustees (the “Board”), upon the recommendation of Equitable Investment Management, LLC, the Trust’s investment adviser, approved a Plan of Liquidation and Termination (the “Plan”) pursuant to which the Fund would liquidate and terminate on or about May 30, 2025 (the “Liquidation Date”). Pursuant to the Plan, the Fund sold its portfolio securities for cash and converted any other assets to cash or cash equivalents to pay any liabilities by the Liquidation Date. On the Liquidation Date, the Fund made a liquidating distribution to each remaining shareholder equal to the shareholder’s proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund’s shares held by each shareholder. The Fund terminated upon completion of the distribution.

Updated Prospectus Phone Number	1-888-310-0416
1290 RETIREMENT 2045 FUND - CLASS I
Shareholder Report [Line Items]
Fund Name	1290 RETIREMENT 2045 FUND
Class Name	CLASS I
Trading Symbol	TNOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 Retirement 2045 Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.54%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
Material Change Date	Nov. 01, 2024
Net Assets	$ 3,799,577
Holdings Count | Holding	14
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of April 30, 2025)
Net Assets	$3,799,577
Number of Portfolio Holdings	14
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds		98.6%
Equity	79.5%
Fixed Income	19.1%

Cash and Other Assets Less Liabilities		1.4%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of material Fund changes since November 1, 2024. For more information contact
1-888-310-0416.
At a meeting held on March
18-19,
2025, the Trust’s Board of Trustees (the “Board”), upon the recommendation of Equitable Investment Management, LLC, the Trust’s investment adviser, approved a Plan of Liquidation and Termination (the “Plan”) pursuant to which the Fund would liquidate and terminate on or about May 30, 2025 (the “Liquidation Date”). Pursuant to the Plan, the Fund sold its portfolio securities for cash and converted any other assets to cash or cash equivalents to pay any liabilities by the Liquidation Date. On the Liquidation Date, the Fund made a liquidating distribution to each remaining shareholder equal to the shareholder’s proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund’s shares held by each shareholder. The Fund terminated upon completion of the distribution.

Updated Prospectus Phone Number	1-888-310-0416
1290 RETIREMENT 2050 FUND CLASS I
Shareholder Report [Line Items]
Fund Name	1290 RETIREMENT 2050 FUND
Class Name	CLASS I
Trading Symbol	TNWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 Retirement 2050 Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Material Change Date	Nov. 01, 2024
Net Assets	$ 3,982,670
Holdings Count | Holding	14
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of April 30, 2025)
Net Assets	$3,982,670
Number of Portfolio Holdings	14
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds		98.6%
Equity	84.5%
Fixed Income	14.1%

Cash and Other Assets Less Liabilities		1.4%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of material Fund changes since November 1, 2024. For more information contact 1-888-310-0416.
At a meeting held on March 18-19, 2025, the Trust’s Board of Trustees (the “Board”), upon the recommendation of Equitable Investment Management, LLC, the Trust’s investment adviser, approved a Plan of Liquidation and Termination (the “Plan”) pursuant to which the Fund would liquidate and terminate on or about May 30, 2025 (the “Liquidation Date”). Pursuant to the Plan, the Fund sold its portfolio securities for cash and converted any other assets to cash or cash equivalents to pay any liabilities by the Liquidation Date. On the Liquidation Date, the Fund made a liquidating distribution to each remaining shareholder equal to the shareholder’s proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund’s shares held by each shareholder. The Fund terminated upon completion of the distribution.

Updated Prospectus Phone Number	1-888-310-0416
1290 RETIREMENT 2055 FUND - CLASS I
Shareholder Report [Line Items]
Fund Name	1290 RETIREMENT 2055 FUND
Class Name	CLASS I
Trading Symbol	TNQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 Retirement 2055 Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Material Change Date	Nov. 01, 2024
Net Assets	$ 3,880,288
Holdings Count | Holding	14
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of April 30, 2025)
Net Assets	$3,880,288
Number of Portfolio Holdings	14
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds		98.5%
Equity	89.4%
Fixed Income	9.1%

Cash and Other Assets Less Liabilities		1.5%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of material Fund changes since November 1, 2024. For more information contact
1-888-310-0416.
At a meeting held on March
18-19,
2025, the Trust’s Board of Trustees (the “Board”), upon the recommendation of Equitable Investment Management, LLC, the Trust’s investment adviser, approved a Plan of Liquidation and Termination (the “Plan”) pursuant to which the Fund would liquidate and terminate on or about May 30, 2025 (the “Liquidation Date”). Pursuant to the Plan, the Fund sold its portfolio securities for cash and converted any other assets to cash or cash equivalents to pay any liabilities by the Liquidation Date. On the Liquidation Date, the Fund made a liquidating distribution to each remaining shareholder equal to the shareholder’s proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund’s shares held by each shareholder. The Fund terminated upon completion of the distribution.

Updated Prospectus Phone Number	1-888-310-0416
1290 SMARTBETA EQUITY FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	1290 SMARTBETA EQUITY FUND
Class Name	CLASS A
Trading Symbol	TNBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 SmartBeta Equity Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.10%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%
Net Assets	$ 217,470,791
Holdings Count | Holding	274
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of April 30, 2025)
Net Assets	$217,470,791
Number of Portfolio Holdings	274
Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)

Sector Weightings (as a % of Net Assets)

Financials	19.7%

Information Technology	19.3%

Industrials	14.8%

Consumer Staples	11.6%

Consumer Discretionary	9.3%

Health Care	8.9%

Communication Services	6.7%

Utilities	4.5%

Materials	2.2%

Energy	1.5%

Real Estate	0.7%

Short-Term Investments	0.6%

Cash and Other Assets Less Liabilities	0.2%

Regional Breakdown (as a % of Net Assets)

North America	81.5%

Europe EU	9.6%

Asia	4.1%

Europe non-EU	2.4%

Australasia	1.6%

United Kingdom	0.6%

1290 SMARTBETA EQUITY FUND - CLASS I
Shareholder Report [Line Items]
Fund Name	1290 SMARTBETA EQUITY FUND
Class Name	CLASS I
Trading Symbol	TNBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 SmartBeta Equity Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Net Assets	$ 217,470,791
Holdings Count | Holding	274
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of April 30, 2025)
Net Assets	$217,470,791
Number of Portfolio Holdings	274
Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)

Sector Weightings (as a % of Net Assets)

Financials	19.7%

Information Technology	19.3%

Industrials	14.8%

Consumer Staples	11.6%

Consumer Discretionary	9.3%

Health Care	8.9%

Communication Services	6.7%

Utilities	4.5%

Materials	2.2%

Energy	1.5%

Real Estate	0.7%

Short-Term Investments	0.6%

Cash and Other Assets Less Liabilities	0.2%

Regional Breakdown (as a % of Net Assets)

North America	81.5%

Europe EU	9.6%

Asia	4.1%

Europe non-EU	2.4%

Australasia	1.6%

United Kingdom	0.6%

1290 SMARTBETA EQUITY FUND - CLASS R
Shareholder Report [Line Items]
Fund Name	1290 SMARTBETA EQUITY FUND
Class Name	CLASS R
Trading Symbol	TNBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 SmartBeta Equity Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$68	1.35%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.35%
Net Assets	$ 217,470,791
Holdings Count | Holding	274
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of April 30, 2025)
Net Assets	$217,470,791
Number of Portfolio Holdings	274
Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)

Sector Weightings (as a % of Net Assets)

Financials	19.7%

Information Technology	19.3%

Industrials	14.8%

Consumer Staples	11.6%

Consumer Discretionary	9.3%

Health Care	8.9%

Communication Services	6.7%

Utilities	4.5%

Materials	2.2%

Energy	1.5%

Real Estate	0.7%

Short-Term Investments	0.6%

Cash and Other Assets Less Liabilities	0.2%

Regional Breakdown (as a % of Net Assets)

North America	81.5%

Europe EU	9.6%

Asia	4.1%

Europe non-EU	2.4%

Australasia	1.6%

United Kingdom	0.6%